Produced Content, Net - Estimated Amortization Expense Relating to Existing Produced Content (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Film Cost Disclosures [Abstract]
Within 1 year	¥ 826,792	$ 126,711
Between 1 and 2 years	296,293	45,409
Between 2 and 3 years	¥ 197,041	$ 30,198